RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Equity Reserves Impacted by Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	$ 502	$ (133)	$ (32)
Cash flow hedges
Disclosure of risk management strategy related to hedge accounting [line items]
Beginning balance	17	(48)
Amount reclassified to profit or loss	(28)	37
Foreign currency revaluation of designated borrowings	0	0
Foreign currency revaluation of net foreign operations	0	0
Valuation of investments in equity securities designated FVOCI		0
Tax effect	(4)	(29)
Other	1	(2)
Ending balance	36	17	(48)
Cash flow hedges | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	4	7
Cash flow hedges | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	54	52
Cash flow hedges | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	(8)	0
Investments in equity securities
Disclosure of risk management strategy related to hedge accounting [line items]
Beginning balance	1	4
Amount reclassified to profit or loss	0	0
Foreign currency revaluation of designated borrowings	0	0
Foreign currency revaluation of net foreign operations	0	0
Valuation of investments in equity securities designated FVOCI		(3)
Tax effect	0	0
Other	0	0
Ending balance	1	1	4
Investments in equity securities | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Investments in equity securities | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Investments in equity securities | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Foreign currency translation
Disclosure of risk management strategy related to hedge accounting [line items]
Beginning balance	(845)	(842)
Amount reclassified to profit or loss	0	0
Foreign currency revaluation of designated borrowings	(77)	68
Foreign currency revaluation of net foreign operations	232	(74)
Valuation of investments in equity securities designated FVOCI		0
Tax effect	0	(5)
Other	(3)	(2)
Ending balance	(701)	(845)	$ (842)
Foreign currency translation | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Foreign currency translation | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Foreign currency translation | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	$ (8)	$ 10